Segmented Information - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Gross revenue	$ 4,827.3	$ 4,283.8
Gross revenue	4,827.3	4,283.8
Less subconsultants and other direct expenses	1,116.0	928.6
Net revenue	3,711.3	3,355.2
Gross margin	2,008.4	1,815.2
Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Gross revenue	(111.4)	(135.8)
Less inter-segment revenue	(111.4)	(135.8)
Total Segments [member]
Disclosure of operating segments [line items]
Gross revenue	4,938.7	4,419.6
Gross revenue	4,827.3	4,283.8
Less inter-segment revenue	111.4	135.8
Less subconsultants and other direct expenses	1,116.0	928.6
Net revenue	3,711.3	3,355.2
Gross margin	2,008.4	1,815.2
Canada [member]
Disclosure of operating segments [line items]
Gross revenue	1,283.1	1,275.8
Canada [member] | Total Segments [member]
Disclosure of operating segments [line items]
Gross revenue	1,314.7	1,311.0
Gross revenue	1,283.1	1,275.8
Less inter-segment revenue	31.6	35.2
Less subconsultants and other direct expenses	173.6	188.0
Net revenue	1,109.5	1,087.8
Gross margin	571.1	557.0
United States [member]
Disclosure of operating segments [line items]
Gross revenue	2,688.1	2,334.6
United States [member] | Total Segments [member]
Disclosure of operating segments [line items]
Gross revenue	2,709.8	2,365.9
Gross revenue	2,688.1	2,334.6
Less inter-segment revenue	21.7	31.3
Less subconsultants and other direct expenses	740.5	560.2
Net revenue	1,947.6	1,774.4
Gross margin	1,070.2	982.5
Global [member] | Total Segments [member]
Disclosure of operating segments [line items]
Gross revenue	914.2	742.7
Gross revenue	856.1	673.4
Less inter-segment revenue	58.1	69.3
Less subconsultants and other direct expenses	201.9	180.4
Net revenue	654.2	493.0
Gross margin	$ 367.1	$ 275.7